UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22924

Susa Registered Fund, L.L.C.

(Exact name of registrant as specified in charter)

c/o Susa Fund Manangement LLP
19 Berkeley Street, 5th Floor
London W1J 8ED, United Kingdom

(Address of principal executive offices) (Zip code)

c/o National Corporate Research Ltd.
615 South DuPont Highway
Dover, DE 19901

(Name and address of agent for service)

Registrant's telephone number, including area code:      +44 207 399 0960

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited)

Notional Amount		Effective Date - Termination Date	March 31, 2015 Fair Value
	Derivative Contracts - (1.16%)
	Contracts For Difference - Long - (0.46%)
	Denmark - 0.02%
	Retail - Jewelry - 0.02%
$4,328,280	Pandora A/S	03/18/2015 - 03/28/2025	$7,097
	Total Denmark		$7,097
	Germany - 0.03%
	Internet - 0.03%
2,088,634	United Internet AG *	03/26/2015 - 03/26/2025	13,180
	Total Germany		$13,180
	Italy - (0.23%)
	Apparel Manufacturers - 0.05%
1,263,002	MONCLER SPA *	03/17/2015 - 03/17/2025	22,692
	Auto Parts & Equipment - 0.05%
1,564,022	Pirelli & C SpA *	03/24/2015 - 03/17/2025	23,500
	Commercial Banks Non - US - 0.04%
1,277,590	Intesa Sanpaolo SpA *	03/24/2015 - 03/19/2025	16,265
	Diversified Financial Services - 0.03%
1,138,006	ANIMA HOLDING SPA *	03/25/2015 - 03/26/2025	12,402
	Retail - (0.25%)
1,075,081	WORLD DUTY FREE SPA *	03/26/2015 - 03/27/2025	(108,755)
	Telecommunications - (0.15%)
1,496,900	Telecom Italia SpA *	03/18/2015 - 03/19/2025	(65,106)
	Total Italy		$(99,002)
	Netherlands - 0.09%
	Food - Retail - 0.09%
2,324,785	Koninklijke Ahold NV *	03/10/2015 - 03/19/2025	37,284
	Total Netherlands		$37,284

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	March 31, 2015 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Long - (continued)
	Portugal - 0.04%
	Food - Retail - (0.01%)
$2,063,408	Jeronimo Martins SGPS SA *	03/18/2015 - 03/26/2025	$(7,275)
	Media - 0.05%
1,156,474	ZON OPTIMUS SGPS SA *	03/23/2015 - 03/26/2025	22,671
	Total Portugal		$15,396
	South Africa - 0.15%
	Home Furnishings - 0.15%
3,407,350	Steinhoff International Holdings Ltd. *	03/04/2015 - 04/01/2025	64,488
	Total South Africa		$64,488
	Spain - (0.03%)
	Engineering/R&D Services - (0.03%)
5,251,181	ABENGOA SA	03/11/2015 - 04/01/2025	(12,296)
	Total Spain		$(12,296)
	Sweden - (0.11%)
	Internet - (0.10%)
708,225	COM HEM HOLDING AB-W/I *	03/16/2015 - 03/24/2025	(44,928)
	Medical - Drugs - (0.01%)
3,552,145	MEDA AB-A SHS *	03/09/2015 - 03/07/2025	(2,515)
	Total Sweden		$(47,443)
	Switzerland - (0.25%)
	Retail - Jewelry - (0.25%)
942,401	Cie Financiere Richemont SA *	12/05/2014 - 02/19/2025	(107,182)
	Total Switzerland		$(107,182)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	March 31, 2015 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Long - (continued)
	United Kingdom - (0.17%)
	Agriculture - (0.10%)
$913,183	Imperial Tobacco Group PLC *	02/02/2015 - 03/05/2025	$(40,898)
	Electric - 0.02%
1,054,149	ABENGOA YIELD PLC *	01/26/2015 - 03/06/2025	8,164
	Finance - Consumer Loans - 0.10%
1,395,643	Provident Financial PLC *	01/27/2015 - 03/05/2025	43,702
	Finance - Other Services - 0.02%
417,034	London Stock Exchange PLC *	02/02/2015 - 03/05/2025	8,899
	Home Builders - (0.02%)
624,138	CREST NICHOLSON HOLDINGS -WI	02/13/2015 - 03/05/2025	(10,124)
	Home Furnishings - 0.03%
1,502,581	Howden Joinery Group PLC *	02/27/2015 - 03/05/2025	11,717
	Internet - 0.22%
387,145	JUST EAT PLC-WI *	01/16/2015 - 03/05/2025	95,239
	Retail - Sporting Goods - (0.44%)
987,558	SPORTS DIRECT INTERNATIONAL *	01/22/2015 - 03/05/2025	(189,322)
	Telecommunications - 0.00%
2,697,635	Cable & Wireless PLC *	03/09/2015 - 03/26/2025	17,754
1,488,684	BT Group PLC *	02/11/2015 - 03/19/2025	(16,419)
			1,335
	Total United Kingdom		$(71,288)
	Total Contracts For Difference - Long		$(199,766)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	March 31, 2015 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Short - (0.70%)
	Australia - (0.01%)
	Food - Retail - (0.01%)
$(553,659)	WOOLWORTHS Ltd.	12/18/2014 - 03/06/2025	$(5,287)
	Total Australia		$(5,287)
	Belgium - (0.07%)
	Food - Retail - (0.07%)
(1,170,424)	Colruyt SA *	05/07/2014 - 03/26/2025	(31,730)
	Total Belgium		$(31,730)
	France - (0.08%)
	Consulting Services - (0.08%)
(387,010)	BUREAU VERITAS *	01/06/2015 - 03/05/2025	(32,725)
	Total France		$(32,725)
	Germany - 0.00%
	Airlines - 0.00%
(404,873)	Deutsche Lufthansa AG *	03/10/2015 - 03/19/2025	(422)
	Engineering/R&D Services - (0.08%)
(396,329)	BILFINGER BERGER AG *	01/29/2015 - 03/05/2025	(34,406)
	Food - Retail - 0.08%
(844,576)	Suedzuker AG *	03/24/2015 - 03/10/2025	34,291
	Total Germany		$(537)
	Ireland - (0.01%)
	Food - Retail - (0.01%)
(639,983)	Kerry Group Plc *	04/01/2015 - 04/02/2025	(2,407)
	Total Ireland		$(2,407)
	Italy - 0.05%
	Apparel Manufacturers - 0.07%
(441,531)	Tod’s SpA *	02/04/2015 - 03/05/2025	29,051
	Electric - (0.02%)
(1,063,108)	TERNA SPA *	03/25/2015 - 04/02/2025	(7,529)
	Total Italy		$21,522

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	March 31, 2015 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Short - (continued)
	Luxembourg - 0.15%
	Steel - Producers - 0.15%
$(810,691)	ArcelorMittal *	02/23/2015 - 03/26/2025	$63,451
	Total Luxembourg		$63,451
	Netherlands - (0.02%)
	Oil - Field Services - (0.02%)
(852,591)	VOPAK *	03/25/2015 - 03/26/2025	(7,472)
	Total Netherlands		$(7,472)
	Sweden - (0.26%)
	Auto Manufacturers - (0.10%)
(403,130)	Volvo AB *	01/02/2015 - 03/05/2025	(41,736)
	Filtration/Separation Products - (0.16%)
(351,744)	Alfa Laval AB *	01/20/2015 - 03/05/2025	(69,251)
	Total Sweden		$(110,987)
	Switzerland - (0.12%)
	Beverages - Non-alcoholic - (0.07%)
(412,567)	COCA-COLA HBC AG-CDI *	02/26/2015 - 03/05/2025	(30,372)
	Medical Products - 0.07%
(426,196)	Sonova Holding AG *	01/05/2015 - 03/05/2025	29,192
	Telecommunications - (0.12%)
(1,083,463)	Swisscom AG *	02/09/2015 - 03/05/2025	(51,508)
	Total Switzerland		$(52,688)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	March 31, 2015 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Short - (continued)
	United Kingdom - (0.29%)
	Diversified Operations - 0.03%
$(650,678)	Mitie Group PLC *	01/28/2015 - 03/28/2025	$12,987
	Electric - 0.06%
(859,793)	SSE PLC *	03/26/2015 - 04/02/2025	27,642
	Electronics - (0.19%)
(468,221)	Electrocomponents PLC *	01/22/2015 - 03/05/2025	(82,262)
	Engineering & Construction - 0.06%
(883,987)	CARILLION PLC *	01/28/2015 - 03/28/2025	25,797
	Food - Retail - (0.14%)
(764,248)	Ocado Group PLC *	03/25/2015 - 03/31/2025	(23,735)
(456,979)	J Sainsbury PLC *	12/01/2014 - 03/05/2025	(44,465)
(1,063,596)	WM Morrison Supermarkets PLC *	04/01/2015 - 04/02/2025	9,246
			(57,619)
	Gambling (Non-Hotel) - 0.03%
(1,388,853)	Ladbrokes PLC	01/15/2015 - 03/19/2025	10,867
	Transport - Services - (0.14%)
(1,224,908)	ROYAL MAIL PLC-W/I *	09/30/2014 - 03/05/2025	(59,354)
	Total United Kingdom		$(123,277)
	United States - (0.04%)
	Beverages - Non-alcoholic - (0.04%)
(406,274)	COCA-COLA ENTERPRISES *	03/17/2015 - 03/18/2025	(19,239)
	Total United States		$(19,239)
	Total Contracts For Difference - Short		$(301,376)
	Total Derivative Contracts		$(501,142)

* Non-income producing securities

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Derivative Contracts -By Industry	March 31, 2015 Percentage of Members’ Capital (%)
Agriculture	(0.10)
Airlines	(0.00)
Apparel Manufacturers	0.12
Auto Manufacturers	(0.10)
Auto Parts & Equipment	0.05
Beverages - Non-alcoholic	(0.12)
Commercial Banks Non - US	0.04
Consulting Services	(0.08)
Diversified Financial Services	0.03
Diversified Operations	0.03
Electric	0.07
Electronics	(0.19)
Engineering & Construction	0.06
Engineering/R&D Services	(0.11)
Filtration/Separation Products	(0.16)
Finance - Consumer Loans	0.10
Finance - Other Services	0.02
Food - Retail	(0.08)
Gambling (Non-Hotel)	0.03
Home Builders	(0.02)
Home Furnishings	0.18
Internet	0.15
Media	0.05
Medical - Drugs	(0.01)
Medical Products	0.07
Oil - Field Services	(0.02)
Retail	(0.25)
Retail - Jewelry	(0.23)
Retail - Sporting Goods	(0.44)
Steel - Producers	0.15
Telecommunications	(0.27)
Transport - Services	(0.14)
Total Contracts for difference	(1.16)%

Susa Registered Fund, L.L.C.

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period.  There were no such transfers for the period from January 1, 2015 to March 31, 2015.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Company’s investments at fair value.

Valuation Inputs	Level 1 Quoted Prices	Level 2 Other Significant Inputs	Level 3 Other Significant Inputs	Total|
Contracts For Difference	$(501,142)	$—	$—	$(501,142)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Susa Registered Fund, L.L.C.

By (Signature and Title)*		/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	May 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	May 11, 2015

By (Signature and Title)*		/s/ Graeme White
Graeme White, Manager and Chief Financial Officer
(principal financial officer)

Date	May 11, 2015

* Print the name and title of each signing officer under his or her signature.